UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Richard B. Nye
Address:  477 Madison Avenue, 16th Floor
          New York, NY  10022

13 File Number: 28-1709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard B. Nye
Title:
Phone:
Signature, Place and Date of Signing:

    Richard B. Nye  July 28, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    68765

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CALIFORNIA FEDERAL B ANK FSB,  COMMON STOCK     17306J301        8    55869 SH       SOLE                  55869        0        0
D CANADA LIFE FINANCIA L CORP CO COMMON STOCK     135113108     6780   204207 SH       SOLE                 204207        0        0
D CHATEAU COMMUNITIES INC REITS  REITS/RICS       161726104    14795   500000 SH       SOLE                 500000        0        0
D DREYERS GRAND ICE CREAM INC CO COMMON STOCK     261878102    23592   300000 SH       SOLE                 300000        0        0
D HSBC HOLDINGS PLC ADR          ADRS STOCKS      404280406     2317    39202 SH       SOLE                  39202        0        0
D PFIZER INC COM                 COMMON STOCK     717081103     4002   117201 SH       SOLE                 112101        0        0
D VERIDIAN CORP                  COMMON STOCK     92342R203    17166   492000 SH       SOLE                 492000        0        0
D VERIDIAN CORP                  OPTIONS - CALLS  92342R0IF      279     8000 SH  CALL SOLE                   8000        0        0
S REPORT SUMMARY                  8 DATA RECORDS               68765        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED